Subsequent Events (Details) - USD ($)	Sep. 09, 2026	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Price per share		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)		400,000,000	400,000,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Price per share		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)		100,000,000	100,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized capital amount	$ 800,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Price per share	$ 0.0001
Ordinary shares, shares authorized (in Shares)	400,000,000
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Price per share	$ 0.0016
Ordinary shares, shares authorized (in Shares)	100,000,000